Consolidated Balance Sheets (Parentheticals) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value (in dollars per share)	€ 0.04	€ 0.04
Ordinary shares, shares authorized (in shares)	1,275,000,000	1,275,000,000
Ordinary shares, shares outstanding (in shares)	575,216,709	573,390,514
Treasury stock, shares (in shares)	3,206,033	4,051,013